SUPPLEMENT DATED DECEMBER 15, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS A, CLASS C, CLASS I, CLASS I-2 and CLASS R6 SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class A, Class C, Class I, Class I-2 and Class R6 Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific Funds Portfolio Optimization Aggressive-Growth – In the Principal Risks from Holdings in Underlying Funds subsection, LIBOR Transition Risk is added after Financial Sector Risk.

●	LIBOR Transition Risk: Certain investments in which an Underlying Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by ICE Benchmark Administration (“IBA”), the administrator of LIBOR. Previously, the Financial Conduct Authority (“FCA”), which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the FCA announced that U.S. dollar (“USD”) LIBOR will cease to be published by the IBA or any other administrator, or will no longer be representative after June 30, 2023 for the most common tenors (overnight and one, three, six and twelve month) and ceased publishing the less common tenors of USD LIBOR (one week and two month) and most tenors of non-USD LIBOR after December 31, 2021. Certain sterling and yen LIBOR settings (one, three, and six month) will be published on a “synthetic” basis through the end of 2022.

While various regulators and industry groups are working globally on transitioning to selected alternative rates and although the transition process away from LIBOR has become increasingly well-defined in advance of the discontinuation dates, there remains uncertainty regarding the transition to, and nature of, any selected replacement rates, as well as the impact on investments that currently utilize LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of an Underlying Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for an Underlying Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Disclosure Changes to the Additional Information About Principal Investment Strategies and
Principal Risks section

Pacific Funds Portfolio Optimization Aggressive-Growth – In the Principal Risks from Holdings in Underlying Funds subsection, LIBOR Transition Risk is added alphabetically.

Disclosure Changes to the About Management section

In the Exemptive Order subsection, the subsection is renamed SEC Exemptive Orders and the last sentence is removed and replaced with the following:

Under a separate exemptive order from the SEC, the Board of Trustees can approve new sub-advisory agreements and material amendments to existing sub-advisory agreements for the Trust without convening in person under certain circumstances.

In the table for Rothschild & Co Asset Management US Inc., the address is deleted and replaced with the following:

Metro Center, 1 Station Place, Suite 470, Stamford, Connecticut 06902

SUPPLEMENT DATED DECEMBER 15, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2022

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2022 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PF Managed Bond Fund – In the Management subsection, information regarding Scott A. Mather is deleted and replaced with the following in the “Portfolio Manager and Primary Title with Sub-Adviser/Experience with Fund” table:

Mike Cudzil, Managing Director and Portfolio Manager	Since 2022

PF Emerging Markets Debt Fund – In the Management subsection, information regarding Arthur Duchon-Doris, CFA is deleted from the “Portfolio Manager and Primary Title with Sub-Adviser/Experience with Fund” table.

PF Emerging Markets Fund – In the Principal Investment Strategies subsection, the first sentence of the second paragraph is deleted and replaced with the following:

The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, such as China, a small number of countries, or a particular geographic region.

In the Principal Risks subsection, the following risk will be added after Geographic Focus Risk:

●	China Risk: Because the Fund has principal exposure to investments (both directly and indirectly) involving China, the Fund may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

PF Emerging Markets Fund – In the Principal Risks subsection, China Risk is added alphabetically.

In the Additional Information About Principal Risks subsection, the following risk is added alphabetically:

●	China Risk: A Fund that has principal exposure to investments (both directly and indirectly) involving the People’s Republic of China may be impacted by social, economic and political conditions impacting China, including international relations with other nations, public health risks, corruption and military activity, market illiquidity, exchange-rate fluctuations, volatility, and the potential for limited disclosure and regulation involving Chinese securities.

The Chinese government exercises significant control over China’s economy. Risks associated with investing in companies located or operating in China include nationalization, expropriation, and confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts and social unrest or confrontations (internally or with other countries); inflation, currency fluctuations and fluctuations in interest rates that may have negative effects on the economy and securities markets of China; pricing anomalies resulting from governmental influence; a lack of publicly available information and/or political and social instability; and China’s dependency on the economies of other Asian countries, many of which are developing countries. Changes in applicable Chinese tax law could impact the profits of the Fund, directly or indirectly. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for a Fund.

Export growth continues to be a major driver of China's rapid economic growth. A reduction in spending on Chinese products and services, strained international relations including the institution of tariffs or other trade barriers (including heightened trade tensions between China and the United States), a heightened sensitivity to global trade, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy which in turn could impact the Chinese holdings of a Fund.

Certain securities issued by companies located or operating in China, such as “China A-shares” that trade on one of the Chinese stock exchanges, are subject to trading restrictions as well as clearing and settlement risks, which may make direct investments in China impractical or impossible. Funds that invest directly in China A shares through Stock Connect (a cross-boundary investment channel allowing international and mainland Chinese investors to trade securities in each other’s markets) will be subject to risks such as sudden changes in quota limitations, application of trading suspensions, differences in trading days between markets, operational risk, clearing and settlement risk and regulatory and taxation risk. In addition, pursuant to a recent Executive Order together with guidance provided by the Office of Foreign Asset Control (“OFAC”) interpreting that Order (together, the “Executive Order”), U.S. mutual funds such as the Trust will be prohibited from conducting transactions in certain Chinese securities as identified in the Executive Order but may divest any such holdings as permitted under the Executive Order.

Chinese law prohibits non-Chinese investors, like a Fund, from investing in certain Chinese companies. Many of these Chinese companies obtain foreign investment through variable interest entity (“VIE”) structures. In a VIE structure, a Chinese operating company will establish an offshore entity that is available for investment by non-Chinese investors. The Chinese company will enter into contractual arrangements with the offshore entity that provide the offshore entity and its investors with economic exposure to the Chinese company, but do not provide the offshore entity and its investors with equity interests in the Chinese company.

A Fund’s investment in a VIE structure is subject to various risks. Although VIE structures have operated for some time, they have not been specifically approved by Chinese authorities. As a result, Chinese authorities may limit the ability of a Chinese company to participate in a VIE structure or impair the contractual arrangements between a Chinese company and the offshore entity. In addition, there can be no guarantee that the Chinese company will honor its contractual arrangements with the offshore entity, or that the contractual arrangements will provide the desired economic exposure to the Chinese company. The offshore entity and its investors may have little or no recourse for actions taken by the Chinese company that harm the offshore entity and its investors. Moreover, VIE structures that are listed for trading on U.S. exchanges may be delisted or prohibited from trading if they do not meet certain legal and regulatory requirements. If any of the foregoing were to occur to a VIE structure in which a Fund invests, the market value of the Fund’s investment could be severely diminished or eliminated.

Disclosure Change to the About Management section

In the Exemptive Order subsection, the subsection is renamed SEC Exemptive Orders and the last sentence is deleted and replaced with the following:

Under a separate exemptive order from the SEC, the Board of Trustees can approve new sub-advisory agreements and material amendments to existing sub-advisory agreements for the Trust without convening in person under certain circumstances.

In the table for Pacific Investment Management Company, LLC, information regarding Scott A. Mather is deleted and the following information is added to the section for the PF Managed Bond Fund:

Mike Cudzil	Managing Director of PIMCO since 2017 and Portfolio Manager of PIMCO since 2012. He began his investment career in 1996 and holds a BS from the University of Pennsylvania.

In the table for Principal Global Investors, LLC, information regarding Arthur Duchon-Doris, CFA is removed from the section for the PF Emerging Markets Debt Fund.

In the table for Rothschild & Co Asset Management US Inc., the address will be deleted and replaced with the following:

Metro Center, 1 Station Place, Suite 470, Stamford, Connecticut 06902

SUPPLEMENT DATED DECEMBER 15, 2022

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2022

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2022 (the “SAI”) and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the SEC Exemptive Order section, the subsection is renamed SEC Exemptive Orders and the second paragraph is deleted and replaced with the following:

Under a separate exemptive order from the SEC, the Board of Trustees can approve new sub-advisory agreements and material amendments to existing sub-advisory agreements for the Trust without convening in person, in accordance with all of the terms of the existing Manager of Managers Order by any means of communication that allows participating Board members to hear each other simultaneously during the meeting (i.e., by telephonic conference call, by video conference etc.) rather than holding an in-person meeting.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under PIMCO’s portion of the table, all information regarding Scott A. Mather is deleted and the following is added alphabetically:

Manager, Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees

PIMCO
Mike Cudzil[1]
Registered Investment Companies	21	$21,033,124,267	None	N/A
Other Pooled Investment Vehicles	12	$8,675,768,236	2	$6,860,326,797
Other Accounts	66	$25,507,565,221	6	$981,130,317

1 Other Accounts Managed information as of October 31, 2022.

Also in the Other Accounts Managed section, under PGI’s portion of the table, all information regarding Arthur Duchon-Doris is deleted.

DISTRIBUTION OF TRUST SHARES

In the Distribution and Servicing Arrangements section, the following new paragraph is added after the second paragraph:

As of March 31, 2022, the following financial intermediary firms have arrangements in effect with the Distributor and its affiliates to receive payments for administrative services and transfer agency functions provided to omnibus accounts as further described in the Prospectuses: Ascensus, Inc.; Benefit Plan Administrative Services, Inc.; BNY Mellon, N.A.; Charles Schwab and Co., Inc.; Digital Retirement Solutions, Inc.; Edward D. Jones & Co., L.P.; Empower Financial Services

(formerly GWFS Equities, Inc.); Fidelity Brokerage Services, LLC/Fidelity Investments Institutional Operations Company, Inc. (National Financial Services); Goldman Sachs & Co. LLC; Interactive Brokers LLC; John Hancock Trust Company LLC; J.P. Morgan Securities LLC; Lincoln Retirement Services Company, LLC; LPL Financial LLC; Merrill Lynch, Pierce, Fenner and Smith Incorporated; Mid Atlantic Capital Corporation; Morgan Stanley Smith Barney LLC; MSCS Financial Services; Nationwide Financial Services, Inc.; Pershing LLC; Principal Life Insurance Company; Raymond James & Associates, Inc.; Reliance Trust Company; SEI Private Trust Company; TD Ameritrade, Inc.; Teachers Insurance and Annuity Association of America; T. Rowe Price Retirement Plan Services, Inc.; The Retirement Plan Company, LLC; UBS Financial Services Inc.; U.S. Bank National Association; Wells Fargo Bank, N.A. and Wells Fargo Clearing Services, LLC.

OTHER INFORMATION

In the Control Persons and Principal Holders of Securities section, the third sentence of the footnote at the end of the table is deleted and replaced with the following:

The address for Rothschild & Co Asset Management US Inc. is Metro Center, 1 Station Place, Suite 470, Stamford, Connecticut 06902.

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